October 5, 2026

Document Control

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: American Funds Short-Term Tax-Exempt Bond Fund

File Nos. 033- 26431 and 811- 05750

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on September 30, 2026 of Registrant’s Post-Effective Amendment No. 68 under the Securities Act of 1933 and Amendment No. 70 under the Investment Company Act of 1940, as amended.

Sincerely,

/s/Jane Y. Chung

Jane Y. Chung

Secretary